Share Capital and Warrants - 2024 Brokered and Non Brokered private placement (Details) $ in Thousands, $ in Millions							12 Months Ended
	Nov. 12, 2024 CAD ($) Y shares	Nov. 12, 2024 USD ($) $ / shares	Oct. 11, 2024 CAD ($) shares	Oct. 11, 2024 USD ($) $ / shares shares	Oct. 01, 2024 CAD ($) shares	Oct. 01, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) Y $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares Y shares	Nov. 12, 2024 USD ($) $ / shares Y shares	Mar. 17, 2023 $ / shares $ / shares shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Share capital and warrants
Number of warrants to purchase common stock | shares												1
Warrants exercise price | (per share)							$ 7.17		$ 12.93			$ 10.7	$ 18	$ 17.86
Warrant liability | $							$ 67,852		$ 11,552					$ 16,395
Share issue expense | $							2,303		$ 3,396
Expected volatility
Share capital and warrants
Valuation of the warrants exercisable												66
Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable												2.9
Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares												6.2
2024 Brokered private placement
Share capital and warrants
Number of units issued | shares	31,946,366										31,946,366
Share issuance price | $ / shares		$ 1.8
Proceeds from issuance of units	$ 80,000	$ 57.5
Number of common stock included in each unit | shares	1										1
Number of Warrants Included in Each Unit | shares	1										1
Number of warrants to purchase common stock | shares	1										1
Warrants exercise price | $ / shares										$ 3	$ 3
Warrant liability	$ 38,400										$ 27.6
Percentage of cash commission paid	4.50%	4.50%
Share issue expense | $	$ 2,100
Issuance costs allocated to warrants | $							$ 2,000
2024 Brokered private placement | Expected volatility
Share capital and warrants
Valuation of the warrants exercisable	81										81
2024 Brokered private placement | Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable	4.3										4.3
2024 Brokered private placement | Expected life
Share capital and warrants
Valuation of the warrants exercisable | Y	4.9										4.9
2024 Brokered private placement | Exercise price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares											3
2024 Brokered private placement | Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares											1.58
2024 Non-brokered private placement.
Share capital and warrants
Number of units issued | shares			5,736,821	5,736,821	13,426,589	13,426,589	19,163,410			19,163,410
Share issuance price | $ / shares				$ 1.8		$ 1.8		$ 1.8
Proceeds from issuance of units			$ 14,200	$ 10.3	$ 32,600	$ 24.2	$ 46,800	$ 34.5
Number of common stock included in each unit | shares							1			1
Number of Warrants Included in Each Unit | shares							1			1
Number of warrants to purchase common stock | shares							1			1
Warrants exercise price | $ / shares										$ 3
Warrant liability							$ 33,500			$ 24.6
Share issue expense | $							200
Issuance costs allocated to warrants | $							$ 500
2024 Non-brokered private placement. | Expected volatility
Share capital and warrants
Valuation of the warrants exercisable							81			81
2024 Non-brokered private placement. | Risk-free interest rate
Share capital and warrants
Valuation of the warrants exercisable							3.7			3.7
2024 Non-brokered private placement. | Expected life
Share capital and warrants
Valuation of the warrants exercisable | Y							5			5
2024 Non-brokered private placement. | Exercise price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares										3
2024 Non-brokered private placement. | Share price USD
Share capital and warrants
Valuation of the warrants exercisable | $ / shares										2.13